UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23509

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Hamilton Lane Private Assets Fund
(Exact name of registrant as specified in charter)

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110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053
(Address of principal executive offices) (Zip code)

Andrew Schardt
Hamilton Lane Advisors, L.L.C.
110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (610) 617-5724

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

1.(a)     The Report to Shareholders is attached herewith.

Hamilton Lane Private Assets Fund

Consolidated Financial Statements

For the Six Months Ended September 30, 2024 (Unaudited)

Hamilton Lane Private Assets Fund
Table of Contents For the Six Months Ended September 30, 2024 (Unaudited)

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited)
Investments — 114.44%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Fair Value
Direct Investments — 45.69%^
Direct Credit — 5.51%
North America — 3.37%
Consumer Discretionary — 0.13%
Lash OpCo, LLC.[1,2] (Principal amount $3,566,214)	SOFR + 2.65% + 4.35% PIK (1% Floor)[3]	3/18/2026	Senior Debt	12/29/2021	$3,549,769	#
Containers and Packaging — 0.22%
Arctic Holdco, LLC.[1,2] (Principal amount $5,913,269)	Cash 6.00% + 3M CME Term SOFR (1% Floor)[3]	12/23/2026	Senior Debt	5/7/2021	5,792,639	#
Diversified Financials — 0.62%
AMLRS Holdings, Inc.[1] (Principal amount $4,785,411)	3M SOFR + 6.25% (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	4,723,204	#
BDO USA P.C.[1,5] (Principal amount $6,828,088)	SOFR + 6.00% (2% floor)[3]	8/31/2028	Term Loan	10/2/2023	6,828,088	#
Cerity Partners Equity Holding, LLC.[1,2,4] (Principal amount $4,951,460)	Cash 6.75% + SOFR[3]	7/28/2029	First Lien, Senior Secured	3/3/2023	4,904,789	#
Total Diversified Financials					16,456,081
Food Products — 0.14%
Woof Holdings, Inc.[1,5] (Principal amount $4,937,500)	Cash 3.75% + SOFR[3]	12/21/2027	First Lien Term Loan	7/5/2023	3,775,213	#
Health Care — 0.42%
Teal Acquisition Co., Inc.[1] (Principal amount $154,991)	3M SOFR + 6.25% (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	154,154	#
TNAA Holdco, LLC.[1,2,4] (Principal amount $5,622,324)	Cash 6.50% + SOFR (1% Floor)[3]	12/16/2026	Senior Debt	12/16/2021	5,592,637	#
United Digestive MSO Parent, LLC.[1,2,4] (Principal amount $6,828,630)	Cash 6.75% + SOFR (1.00% Floor)[3]	3/30/2029	First Lien, Senior Secured	3/30/2023	5,425,674	#
Total Health Care					11,172,465

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Fair Value
Direct Investments (Continued)
Direct Credit (Continued)
North America (Continued)
Industrials — 0.33%
Apex Service Partners LLC.[1,4,5] (Principal amount $9,094,785)	SOFR + 5.00% + 2.00% PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	$8,721,144	#
Information Technology — 0.43%
Everberg CIS Holdings, LLC.[1,2,4] (Principal amount $576,596)	SOFR + 8.20% (1% Floor)[3]	4/14/2026	Senior Secured	4/5/2021	452,213	#
Everberg SC Holdings III, LLC.[1,2,4] (Principal amount $691,690)	SOFR + 8.77% (1% Floor)[3]	4/14/2026	Incremental Term Loan	7/6/2022	592,339	#
Everberg SC Holdings IV, LLC.[1,2] (Principal amount $222,264)	SOFR + 12.00% PIK (1.5% Floor)[3]	N/A	Preferred Equity	7/6/2022	318,789	#
GI Consilio Parent, LLC.[1,2] (Principal amount $4,500,000)	SOFR + 7.50% (0.50% Floor)[3]	5/14/2029	Senior Debt	5/20/2021	4,500,000	#
Madison Logic Holdings, Inc.[1,2,4] (Principal amount $3,759,539)	Cash 7.00% + 3M CME Term SOFR (1% Floor)[3]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,620,437	#
Redstone Holdco 2, L.P.[1,2] (Principal amount $3,000,000)	SOFR + 7.75%[3]	4/27/2029	Senior Debt	5/20/2021	1,841,541	#
Total Information Technology					11,325,319
Professional Services — 0.32%
ManTech International Corporation[1,5] (Principal amount $8,352,558)	Cash 5.75% + SOFR[3]	9/14/2029	Initial Term Loan and Delay Draw term Loan	8/10/2023	8,352,558	#
Software and Services — 0.15%
Career Step, LLC.[1] (2,673,454 shares)	3M SOFR + 9.75% (1% Floor)[3]	N/A	Preferred Equity	11/17/2020	2,674,106	#
Packers Software Intermediate Holdings, Inc.[1,4] (Principal amount $1,267,953)	3M SOFR + 7.75%[3]	11/12/2028	Second lien term loan	11/12/2020	1,207,160	#
Total Software and services					3,881,266

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Fair Value
Direct Investments (Continued)
Direct Credit (Continued)
North America (Continued)
Veterinary Services — 0.61%
PetVet Care Centers, LLC.1.4,5 (3000 Series A Preferred shares, Principal amount $12,749,159)	SOFR + 6.00%[3]	11/15/2030	Initial Term Loan	11/15/2023	$15,910,393	#
Total North America					88,936,847
Western Europe — 2.14%
Consumer Goods — 0.38%
EG Group Limited[1,5] (Principal amount $9,875,125)	11.24%	2/7/2028	Additional Term Facility	1/18/2024	9,854,459	#
Financials — 0.82%
AIOF II Galway Co-Invest, L.P.*[1,4,5]		N/A	Limited Partnership Interest	9/29/2023	21,595,524
Industrials — 0.6%
European Credit 2022 One Sarl – ICG SDP 5-A (EUR)[1,5,7] (Principal amount $11,960,000)	SONIA + 1.30%[3]	11/7/1930	Initial Term Loan	6/24/2024	15,889,222	#
Software Solutions — 0.34%
Finastra USA, Inc.[1,4,5] (Principal amount $9,014,850)	Cash 7.25% + SOFR[3]	9/13/2029	Term Loan	9/13/2023	8,925,603	#
Total Western Europe					56,264,808
Total Direct Credit (Cost $142,994,660)					145,201,655

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Direct Investments (Continued)
Direct Equity — 40.17%
Asia — 0.58%
Health Care — 0.58%
Indigo, L.P.*[1,2,6]	Limited Partnership Interest	6/18/2021	$15,444,809
Total Asia			15,444,809
North America — 31.49%
Construction — 0.92%
GridSource Holdings, LLC.*[1,6,10] (1000 Units)	Preferred Units	6/8/2023	24,315,398	#

Consumer Discretionary — 1.44%
CL DAL Opportunities Feeder, L.P.*[1,6]	Limited Partnership Interest	9/9/2020	1,029,080
LUV Car Wash Holdings LLC.*[1,2,6]	Limited Partnership Interest	3/2/2022	16,288,565	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,4,6]	Limited Partnership Interest	1/31/2022	10,715,239
RC V RW Investor-B, LLC*[1,6]	Limited Partnership Interest	10/23/2020	9,968,045
Total Consumer Discretionary			38,000,929

Consumer Services — 2.18%
Bloom Aggregator, L.P.*[1,5,6] (13,100 shares)	Common Stock	6/11/2024	13,100,000	#
MidOcean Partners SC-G, L.P.*[1,5,6]	Class A Limited Partner	5/2/2024	44,261,709
Total Consumer Services			57,361,709
Distribution Services — 0.7%
V-Co-Invest II, L.P.*[1,6,10]	Limited Partnership Interest	6/30/2023	18,364,224
Diversified Consumer Servies — 1.98%
KKR Game Changer Co-Invest Feeder II, L.P.*[1,5,6]	Limited Partnership Interest	5/30/2024	52,244,432
Diversified Financials — 1.28%
AMLRS Equity Investors, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	2,255,751
LEP PCS Co-Invest, L.P.*[1,5,6]	Limited Partnership Interest	11/20/2023	31,434,345
Total Diversified Financials			33,690,096
Financials — 1.66%
TSOII Project Sun Investment Aggregator, L.P.*[1,5,6]	Limited Partnership Interest	12/29/2023	21,717,370
RCP Sun Co-Invest B, L.P.*[1,4,5,6]	Preferred Equity	8/16/2024	21,937,500
Total Financials			43,654,870
Health Care — 5.4%
CCBlue Limited Partnership*[1,2,6,7]	Limited Partnership Interest	5/24/2022	1,577,895
Cyan Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	6/13/2024	—
Holiday Co-Investment Blocker, LLC.*[1,2,4,6]	Limited Partnership Interest	2/7/2023	7,295,092
FFL V Badge 21 Co-Investment Parallel Fund, L.P.*[1,5,6]	Limited Partnership Interest	7/8/2024	57,500,000
NEA BH SPV II, L.P.*[1,6]	Limited Partnership Interest	9/2/2020	52,027
Sylvester 2023, L.P.*[1,5,6]	Limited Partnership Interest	12/18/2023	10,942,104

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
Health Care (Continued)
Teal Parent Holdings, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	$12,124	#
TVG-Hero Holdings II, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	5,965,296
Vistria Soliant Holdings, L.P.*[1,4,5,6] (58,970 shares)	Preferred Equity	7/17/2024	58,970,000
Total Health Care			142,314,538
Health Care/Pharmaceuticals — 2.26%
Cosette Pharmaceuticals Holdings, Inc.*[1,4,5,6]	Common Equity	7/9/2024	59,655,000	#
Industrial Services — 3.25%
Bad Boy Mowers JV Investments, L.P.*[1,5,6] (300,000 Class A-1 Units)	Limited Partnership Interest	11/10/2023	34,032,653	#
Einstein 2021, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	19,002,615
KAWP Holdings, L.P.*[1,6]	Limited Partnership Interest	12/18/2020	22,628,739	#
Oscar Holdings, L.P.*[1,2,4,6]	Limited Partnership Interest	4/27/2022	9,841,803	#
Total Industrial Services			85,505,810
Industrials – Aerospace — 0.76%
Sands Capital Global Innovation Fund II-AN, L.P.*[1,5,6]	Common Equity	8/2/2024	20,000,000	#
Information Technology — 2.22%
Beantown IVP Co-Invest II, L.P.*[1,2,6]	Preferred Equity	3/8/2023	6,850,453
Cinven Arrow, L.P.*[1,5,6,7]	Limited Partnership Interest	6/21/2023	19,539,405
Fetch Rewards, Inc.*[1,2,6] (1,066,460 Series E Preferred shares)	Preferred Equity	3/23/2022	8,197,349	#
Follett Acquisition, L.P.*[1,2,6]	Limited Partnership Interest	1/12/2022	6,049,138	#
Ignite Resonate Co-Investors, LLC.*[1,2,6]	Limited Partnership Interest	7/27/2022	9,623,371	#
T-VIII Skopima Co-Invest, L.P.*[1,2,4,6]	Limited Partnership Interest	5/7/2021	1,093,941
Thrive Capital Partners VIII Growth-B, LLC.*[1,2,6]	Preferred Equity	3/17/2023	7,252,695
Total Information Technology			58,606,352
Insurance — 1.67%
T-IX Butterfly Co-Invest, L.P.*[1,5,6]	Limited Partnership Interest	5/2/2024	44,028,289
Semiconductors and Equipment — 0.42%
THL Fund Investors (Altar), L.P.*[1,2,4,6]	Limited Partnership Interest	1/27/2022	11,048,664	#
Software and Services — 2.81%
EQT X Co-Investment (A) SCSp*[1,5,6]	Limited Partner Interest	6/10/2024	42,585,000
Project Brewer*[1,6] (843.579 Series A shares, 11.00%)	Preferred Equity	11/12/2020	864,749	#
Project Rock Co-Invest Fund, L.P.*[1,5,6]	Limited Partnership Interest	11/9/2023	30,813,694
Total Software and Services			74,263,443

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
Technology — 1.13%
Northleaf Thor Co-Investment (Blocked) II, L.P.*[1,5,6]	Class A Limited Partner	5/28/2024	$29,650,533
Transportation — 0.79%
EDR Co-Invest Aggregator, L.P.[1,4,5,6]	Limited Partnership Interest	2/12/2024	20,746,294
Utilities — 0.62%
Terramont Montauk Co-Invest L.P.*[1,4,5,6]	Limited Partnership Interest	7/25/2024	16,253,448	#
Total North America			829,704,029
Western Europe — 8.1%
Construction — 1.28%
GTCR (C) Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	9/13/2023	33,687,201
Diversified Financials — 0.52%
Enak Aggregator, L.P.*[1,2,6,7]	Limited Partnership Interest	1/18/2022	13,781,408
Financials — 2.88%
Estancia Ruby Intermediate Aggregator, L.P.*[1,5,6,7]	Limited Partnership Interest	6/3/2024	28,433,428
PSC Tiger, L.P.*[1,4,5,6]	Preferred Equity & Common Equity	9/4/2024	47,301,582
Total Financials			75,735,010
Health Care — 0.31%
Panacea Co-Investment, L.P.*[1,6,7]	Limited Partnership Interest	12/21/2020	8,266,802
Industrials — 0.68%
FSN Capital Unique Co-Investment, L.P.*[1,2,6,7]	Limited Partnership Interest	3/9/2022	17,929,947
Information Technology — 0.41%
Sakura Co-Invest Holdings, L.P.*[1,2,4,6,7]	Limited Partnership Interest	5/24/2023	10,827,799
Insurance — 0.52%
Chance Co-Investment, L.P.*[1,6,7]	Limited Partnership Interest	12/21/2020	13,669,079
Software and Services — 0.16%
Bowmark Investment Partnership – J, L.P.*[1,6,7]	Limited Partnership Interest	10/15/2020	4,054,949
TPG Vardos CI, L.P.*[1,4,6]	Limited Partnership Interest	9/9/2020	56,136
Total Software and Services			4,111,085
Technology — 1.34%
Cloud Co-Investment, L.P.*[1,4,5,6,7]	Limited Partnership Interest	12/22/2023	13,953,636
Smash Capital Trend Aggregator LLC*[1,5,6]	Class A Interest	4/24/2024	21,437,600
Total Technology			35,391,236
Total Western Europe			213,399,567
Total Direct Equity (Cost $924,925,499)			1,058,548,405

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Secondary Investments — 51.77%^
Secondary Direct Equity — 2.13%
North America — 2.13%
Distribution Services — 1.23%
MiddleGround Carbon CV, L.P.*[1,4,5,6]	Limited Partnership Interest	11/15/2023	$32,328,348
Growth Equity — 0.17%
Madison Bay – HL, L.P.*[1,2,5,6]	Limited Partnership Interest	9/4/2020	4,373,440
Professional Services — 0.73%
Hockey Parent Holdings, L.P.*[1,5,6] (175,000.65 units)	Class A Units	9/14/2023	19,337,146	#
Total North America			56,038,934
Total Secondary Direct Equity (Cost $45,943,470)			56,038,934
Secondary Funds — 49.64%
Africa — 0.02%
Diversified Financials — 0.02%
Helios Investors II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	404,048
Asia — 0.66%
Agriculture — 0.0%
KKR China Growth Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	128,086
Computer Software and Services — 0.0%
Baring Asia Private Equity Fund IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	—
Consumer Discretionary — 0.07%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,4,6]	Limited Partnership Interest	6/23/2022	1,797,063
Diversifed Financials — 0.09%
AIF Capital Asia IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	954,519
CDH Venture Partners II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	55,617
CDH Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	262,826
Navis Asia Fund V, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	565,219
Quadrant Private Equity No. 3, L.P.*[1,5,6,7]	Limited Partnership Interest	11/30/2023	310,007
TRG Growth Partnership II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	107,054
Total Diversified Financials			2,255,242
Education — 0.0%
Navis Asia Fund VI, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	—
Financials — 0.11%
Capital Today China Growth Fund, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	1,146,501
Dahlia (Mauritius) Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	1,002,079
Indium IV (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	10,412
Primavera Capital (Cayman) Fund I, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	384,450
TPG Asia V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	188,234
Total Financials			2,731,676

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
Asia (Continued)
Health Care — 0.33%
LC Healthcare Continued Fund I, L.P.*[1,2,4,6]	Limited Partnership Interest	5/12/2021	$8,614,587
Industrial Manufacturing — 0.02%
Asia Opportunity Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	645,300
Materials — 0.0%
Indium III (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	15,434
Real Estate — 0.02%
Baring Asia Private Equity Fund V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	505,928
Technology — 0.02%
IDG-Accel China Capital, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	620,102
Total Asia			17,313,418
Caribbean — 0.0%
Diversified Financials — 0.0%
Wind Point Partners IX-B, L.P.*[1,4,5,6]	Limited Partnership Interest	12/29/2023	105,959
Total Caribbean			105,959
Middle East — 0.62%
Software and Services — 0.3%
Awz Pentera III, LLC*[1,2,6] (15 shares)	Common Stock	12/21/2022	7,853,187

Venture Capital — 0.32%
Pitango Continuation Fund 2021, L.P.*[1,2,4,6]	Limited Partnership Interest	11/9/2021	8,418,870
Total Middle East			16,272,057
North America — 42.26%
Communication Services — 1.59%
Delta-v VN, L.P.*1,2,4,5,6	Limited Partnership Interest	7/19/2024	41,958,150

Corporate Finance/Buyout — 4.49%
ACON Strategic Partners II-B, L.P.*[1,2,4,6]	Limited Partnership Interest	8/2/2022	25,496,929
Audax Private Equity Fund IV CF, L.P.*[1,4,6]	Limited Partnership Interest	12/23/2020	5,243,234
CLP Select Opportunities, L.P.*[1,4,6]	Limited Partnership Interest	12/10/2020	14,809,353
JZHL Secondary Fund, L.P.*[1,4,6,8]	Limited Partnership Interest	12/4/2020	2,837,390
Kelso Investment Associates IX, L.P.*[1,4,6,9]	Limited Partnership Interest	9/30/2022	29,246,907
KPS Special Situations Fund IV, L.P.*[1,4,6]	Limited Partnership Interest	9/30/2020	1,582,666
Roark Capital Partners CF L.P.*[1,2,4,6]	Limited Partnership Interest	8/26/2022	9,373,846
TorQuest Partners Fund US IV L.P.*[1,2,4,6,7]	Limited Partnership Interest	9/30/2022	6,149,126
Trilantic Capital Partners VI Parallel II (North America), L.P.*[1,2,4,6]	Limited Partnership Interest	12/31/2021	7,355,619
See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Webster Equity Partners Pinnacle, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	$15,265,139
Wind Point Partners VIII-B, L.P.*[1,6]	Limited Partnership Interest	3/31/2021	1,069,042
Total Corporate Finance/Buyout			118,429,251
Distribution Services — 0.67%
WCM Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	12/24/2023	17,650,963
Diversified Financials — 21.04%
Advent International GPE IX-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,259,403
Advent International GPE VIII-C, L.P.*[1,2,6]	Limited Partnership Interest	6/30/2023	21,199,183
Advent International GPE VIII-H, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,572,942
Advent International GPE X-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,117,408
AEA Mezzanine Fund III, L.P.*[1,4,6,9]	Limited Partnership Interest	7/3/2023	104,500
AEA Mezzanine Fund IV, L.P.*[1,4,6,9]	Limited Partnership Interest	7/3/2023	4,271,921
Apollo Overseas Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,550,324
Arrowhead Capital Fund III, L.P.*[1,4,6,9]	Limited Partnership Interest	6/30/2023	3,349,308
Bain Capital Fund XII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,185,942
Bain Capital Fund (Lux) XIII SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,129,695
Blackrock Sapphire POF, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	58,571,317
Blackstone Tactical Opportunites Fund II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	3,860,644
Blackstone Tactical Opportunites Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	23,573,540
Centerbridge Capital Partners III-A, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,708,630
CI Capital Investors II, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	19,239
CI Capital Investors II Follow-On Partners, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	8,543
Clayton Dubilier & Rice Fund X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	940,400
Clayton Dubilier & Rice Fund XI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,806,525
Court Square Capital Partners Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	2/7/2024	32,172,812
Court Square Capital Partners Fund V, L.P.*[1,4,6]	Limited Partnership Interest	2/29/2024	—
Gasherbrum Fund I, L.P.*[1,5,6]	Limited Partnership Interest	11/27/2023	47,332,101
Genstar Capital Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,253,731
Genstar Capital Partners X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,410,027
GI Partners Fund VI, L.P.*[1,4,6,9]	Limited Partnership Interest	3/28/2024	37,137,886
GoldPoint Mezzanine Partners IV, L.P.*[1,4,6,9]	Limited Partnership Interest	6/30/2023	3,953,245
HGGC Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	10,476,474
HGGC Fund IV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	5,736,148
ICG North American Private Debt Fund II, L.P.*[1,4,6,9]	Limited Partnership Interest	7/13/2023	2,514,718
MDCP Insurance SPV, L.P.*[1,2,4,6]	Limited Partnership Interest	6/28/2023	17,996,080
New Mountain Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,179,107
Oaktree Power Opportunities Fund III (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	23,296
Oaktree Power Opportunities Fund IV Feeder (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	355,394
Paddington Partners 3, L.P.*[1,4,5,6]	Limited Partnership Interest	12/21/2023	57,471,869
Platinum Equity Capital Partners IV, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,571,313

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Diversified Financials (Continued)
Platinum Equity Capital Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	$3,545,817
Silver Lake Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,777,933
Silver Lake Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,220,936
TA XII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,173,172
TA XII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	2,570,269
TA XIII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,467,152
TA XIII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,560,218
TA XIV, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	1,610,401
The Resolute Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	12/28/2023	58,575,615
The Resolute II Continuation Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/20/2021	8,170,211
Thoma Bravo Discover Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,483,343
Thoma Bravo Fund XIV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,620,126
Warburg Pincus (Callisto-A) Global Growth (Cayman), L.P.*[1,4,6,9]	Limited Partnership Interest	6/27/2024	49,604,353
Warburg Pincus Global Growth-B, L.P.*[1,4,5,6,9]	Limited Partnership Interest	3/28/2024	4,095,309
Warburg Pincus Private Equity XII-B, L.P.*[1,5,6]	Limited Partnership Interest	3/28/2024	2,705,076
Wind Point Partners IX-A, L.P.*[1,4,6,10]	Limited Partnership Interest	12/29/2023	24,513,416
Wind Point Partners VIII-A, L.P.*[1,6,9]	Limited Partnership Interest	12/29/2023	11,750,422
Wind Point Partners X-B, L.P.*[1,4,6,10]	Limited Partnership Interest	1/23/2024	6,138,546
Total Diversified Financials			554,395,980
Financials — 0.95%
Motive InvestCloud Co-Investment II, L.P.*[1,2,4,6]	Limited Partnership Interest	5/22/2024	756,941
SCP Harbor, L.P.*[1,4,5,6]	Preferred Equity	10/13/2023	24,384,507
Total Financials			25,141,448
Growth Equity — 1.46%
10K Lakes Fund II, L.P.*[1,2,4,6]	Limited Partnership Interest	10/27/2021	1,173,880
Everstone Capital Partners III, L.P.*[1,4,6]	Limited Partnership Interest	10/15/2020	7,410,675
L Catterton Growth IV L.P.*[1,2,4,6]	Limited Partnership Interest	3/31/2021	7,062,483
Motive IC SAS-A, L.P.*[1,2,6]	Limited Partnership Interest	6/28/2021	3,345,951
NewView Capital Special Opportunities Fund I, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	19,486,475
Total Growth Equity			38,479,464
Healthcare & Business Services — 1.81%
Eversecure PTE. LTD.*[1,2,6] (5,000,000 Series A Preference shares)	Limited Partnership Interest	5/4/2022	5,377,834
NewView Capital Special Opportunities Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	12/13/2023	36,699,937
TDP Western Veterinary Co-Invest Fund A, L.P.*[1,2,6]	Preferred Equity	3/15/2023	5,420,583
Total Healthcare & Business Services			47,498,354

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Industrials — 6.09%
JFL-PURIS Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	6/27/2024	$32,161,914
KIA X Knight SPV (DE), L.P.*[1,4,5,6]	Limited Partnership Interest	6/10/2024	53,494,084
The Resolute III Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	74,743,805
TRF IV CFS Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	—
Total Industrials			160,399,803
Information Technology — 1.89%
ZMC II Extended Value Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/19/2021	8,193,620
TSCP CV II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/9/2024	41,666,667
Total Information Technology			49,860,287
Manufacturing — 1.18%
VSC EV3 (Parallel), L.P.*[1,4,5,6]	Limited Partnership Interest	12/19/2023	31,101,913
Technology — 1.09%
Insight Venture Partners Coinvestment Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	34,946
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	1,682,103
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.*[1,4,6,10]	Limited Partnership Interest	9/29/2023	303,389
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	4,559,722
Insight Venture Partners VIII (Co-Investors), L.P.*[1,4,6,10]	Limited Partnership Interest	9/29/2023	651,832
Insight Venture Partners IX L.P.*[1,4,6,10]	Limited Partnership Interest	9/29/2023	272,198
Insight Venture Partners (Cayman) VIII, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	8,360,668
Insight Venture Partners (Cayman) IX, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	12,838,788
Total Technology			28,703,646
Total North America			1,113,619,259
South America — 0.04%
Diversified Financials — 0.04%
Advent Latin American Private Equity Fund IV-E L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	168,589
Advent Latin American Private Equity Fund V L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	334,468
Southern Cross Latin America Extension Fund IV L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	233,151
Victoria South American Partners II L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	255,186
Total Diversified Financials			991,394
Total South America			991,394

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Investment Type	Acquistion Date	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
Western Europe — 6.04%
Corporate Finance/Buyout — 0.36%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,4,6,7]	Limited Partnership Interest	4/22/2021	$9,549,310
Diversified Financials — 4.03%
Ardian Buyout Fund VII*[1,4,6,7,11] (115,960 shares)	Common Stock	9/30/2024	10,665,716
Ardian Expansion Fund V*[1,4,6,7,11] (26,760 shares)	Common Stock	9/30/2024	3,407,792
BC European Capital X, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	3,961,712
BC European Capital XI, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	9,525,965
Bridgepoint Europe VI, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	5,062,189
Charterhouse Capital Partners XI, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	2,518,954
CVC Capital Partners VI (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	2,116,283
CVC Capital Partners VII (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	4,586,403
CVC Capital Partners VIII (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	2,243,034
CVC European Equity Partners V (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	22,950
CVC European Equity Partners V (B) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	57,376
Eurazeo PME IV*[1,4,6,7,11] (7,136,000 shares)	Common Stock	9/30/2024	4,865,027
IK IX Fund No.2 SCSp*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	8,647,878
Investindustrial VII, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	8,160,041
Latour Capital III*[1,4,6,7,11] (7,136,000 shares)	Common Stock	9/30/2024	11,069,058
Qualium Fund III*[1,4,6,7,11] (71,360 shares)	Common Stock	9/30/2024	5,774,589
Sagard 3, FCPI*[1,2,4,6,7]	Limited Partnership Interest	7/23/2021	449,115
Sagard 4, FCPI*[1,2,4,6,7]	Limited Partnership Interest	9/3/2021	300,001
Trilantic Europe VI*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	4,149,279
VIP III Feeder, L.P.*[1,4,5,6,7]	Limited Partnership Interest	6/28/2024	10,680,119
VIP V Feeder S.C.Sp.*[1,4,5,6,7]	Limited Partnership Interest	7/31/2024	—
WPEF VI Feeder L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	3,522,486
WPEF VII Feeder L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	4,766,363
Total Diversified Financials			106,552,330
Health Care — 1.37%
AHP Cooper Sidecar, L.P.*[1,5,6]	Limited Partnership Interest	6/24/2024	35,998,833
Logistics — 0.08%
Verdane AB-IB Co-Invest AB*[1,2,4,6,7]	Limited Partnership Interest	3/20/2022	2,039,287
Technology Solutions — 0.17%
ECI 11 L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	4,603,785
Telecommunications — 0.02%
ECI 10 A L.P.*[1,5,6,7]	Limited Partnership Interest	9/29/2023	504,699
Total Western Europe			159,248,244
Total Secondary Funds (Cost $066,818,419)			1,307,954,379

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 114.44%†	Interest rate	Principal Value	Shares	Fair Value
Short Term Investments — 16.99%
UMB Bank, Money Market Fiduciary Deposit Investment	0.01%[12]	156,106,138	N/A	$156,106,138
UMB Bank, Money Market Special II Deposit Investment[2,5]	4.68%[12]	291,624,091	N/A	291,624,091
Total Short Term Investments (Cost $447,730,229)				447,730,229
Total Investments (Cost $2,628,412,277)				3,015,473,602
Liabilities in excess of other assets — (14.44%)				(380,587,577)
Total Net Assets — 100%				$2,634,886,025

SOFR — Secured Overnight Financing Rate (Rate was 4.96% at September 30, 2024)

3M CME Term SOFR — Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 5.30689% at September 30, 2024)

SONIA (Sterling Overnight Index Average) — interest rate benchmark for the transition to sterling risk-free rates from LIBOR (Rate was 4.95% at September 30, 2024)

†

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^	Investments do not issue shares except where listed.
#

The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*	Investment is non-income producing.
[1]

Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $2,567,743,373, or 97.5% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to sale was $3,556,016, $5,848,253, $4,756,052, $6,719,295, $4,892,086, $4,937,500, $154,326, $5,566,065, $5,418,630, $8,986,785, $433,752, $604,178, $222,264, $4,455,000, $3,702,095, $2,955,634, $8,352,558, $2,448,619, $1,289,612, $15,383,911, $9,422,227, $18,996,671, $15,042,497, $8,850,634, $4,400,000, $12,000,000, $3, $13,972,472, $9,679,966, $6,735,406, $13,100,000, $39,256,337, $17,138,537, $50,000,000, $1,413,356, $30,112,854, $20,023,319, $21,937,500, $7,924,074, $0, $6,946,661, $57,500,000, $5,017,946, $10,004,880, $32,520, $2,257,480, $58,970,000, $59,655,000, $30,000,000, $9,970,577, $9,541,569, $7,000,000, $20,000,000, $5,000,000, $15,883,866, $4,999,970, $9,978,104, $9,005,780, $526,015, $5,006,042, $36,000,000, $8,527,774, $42,585,000, $988,013, $25,457,834, $28,442,241, $16,000,000, $16,253,448, $22,531,257, $9,652,846, $27,091,276, $46,381,941, $7,725,535, $11,545,729, $8,192,955, $5,851,989, $2,583,473, $48,354, $12,638,000, $21,437,600, $25,633,004, $2,810,401, $17,500,065, $443,777, $0, $9,755, $3,603,758, $343,544, $24,220, $0, $253,748, $63,995, $0, $0, $731,638, $402,536, $3,353, $50,429, $0, $6,861,862, $271,636, $0, $0, $637,302, $93,928, $3,030,000, $7,480,000, $41,380,769, $6,463,631, $4,204,401, $11,042,924, $2,528,675, $19,743,551, $1,445,336, $5,925,399, $16,182,446, $6,068,178, $10,000,000, $1,073,148, $14,129,966, $4,156,476, $20,728,939, $1,155,035, $926,037, $0, $3,720,559, $2,125,470, $2,534,677, $2,456,330, $2,038,052, $58,571,317, $3,306,663, $18,014,962, $1,369,249, $19,260, $11,707, $1,063,121, $1,988,759, $25,734,554, $0, $40,104,220, $2,035,163, $2,219,829, $28,635,026, $3,003,883, $9,819,420, $5,288,532, $1,660,406, $11,223,455, $1,991,656, $0, $2,109, $47,008,768, $1,908,868, $2,633,502, $2,455,511, $3,057,233, $3,324,547, $2,317,115, $2,972,508, $1,259,998, $1,468,357, $42,547,431, $5,236,649, $1,142,437, $2,175,380, $40,145,636, $3,598,394, $2,444,616, $21,324,851, $9,687,280, $5,237,021, $284,808, $14,018,614, $1,814,720, $3,934,008, $6,924,927, $2,854,940, $10,429,845, $5,000,000, $33,000,000, $3,375,000, $30,796,351, $47,131,655, $64,551,243, $5,901, $5,179,341, $41,666,667, $22,217,186, $19,203, $925,056, $222,354, $3,368,588, $371,143, $177,710, $4,757,169, $8,386,330, $60,627, $15,733, $70, $235,554, $3,359,086, $9,642,800, $3,095,939, $3,550,068, $8,496,527, $4,538,084, $2,420,473, $1,750,912, $3,870,070, $1,889,163, $14,367, $36,080, $4,190,537, $8,025,184, $7,411,090, $10,352,798, $5,752,137, $474,780, $234,908, $3,815,869, $7,975,563, $0, $2,461,551, $5,028,532, $25,518,666, $5,729,344, $3,114,275 and $0, respectively, totaling $2,180,682,048.

[2]	All or a portion of this security is held through HL PAF Holdings, LLC. (See Note 1).
[3]

These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, (iv) SOFR or (v) SONIA.

[4]	Investment has been committed to but has not been fully funded by the Fund. (See Note 11).
[5]	All or a portion of this security is held through HL PAF Splitter LLC. (See Note 1).
[6]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of this security is held through HL PAF JZ Blocker. (See Note 1).
[9]	All or a portion of this security is held through HL PAF Diamondback Blocker. (See Note 1).
[10]	All or a portion of this security is held through HL PAF DE Blocker LLC. (See Note 1).
[11]	All or a portion of this security is held through HL PAF Da Vinci SPV LLC. (See Note 1).
[12]	The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total net assets)
Direct Investments
Direct Credit	5.51
Direct Equity	40.17
Total Direct Investments	45.68
Secondary Investments
Secondary Equity	2.13
Secondary Funds	49.64
Total Secondary Investments	51.77
Short Term Investments	16.99
Total Investments	114.44
Other assets in excess of liabilities	(14.44)
Total Net Assets	100.00

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited)
Assets
Investments, at fair value (cost $2,628,412,277)	$3,015,473,600
Cash	12,905,735
Distributions receivable from investments	484,416
Interest receivable	1,087,212
Dividends receivable	27,224
Prepaid expenses and other assets	2,089,885
Total Assets	3,032,068,072

Liabilities
Proceeds from issuance of shares received in advance	173,679,210
Payable for investments purchased	71,291,506
Incentive fees payable	65,635,043
Investment management fees payable	17,180,080
Tenders payable	59,517,672
Deferred tax liability payable	6,127,384
Distribution and service fees payable	1,743,075
Accounting and administration fees payable	638,225
Transfer agent fees payable	100,236
Custody fees payable	33,339
Other accrued expenses	1,236,277
Total Liabilities	397,182,047

Commitments and contingencies (see Note 11)

Net Assets	$2,634,886,025

Composition of Net Assets:
Paid-in capital	$2,222,720,331
Total distributable earnings	412,165,694
Net Assets	$2,634,886,025

Net Assets Attributable to:
Class I Shares	$1,579,889,045
Class R Shares	982,689,051
Class D Shares	72,307,929
$2,634,886,025

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	94,285,438
Class R Shares	60,310,013
Class D Shares	4,355,361
158,950,812

Net Asset Value per Share:
Class I Shares	$16.76
Class R Shares	$16.29
Class D Shares	$16.60

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (Unaudited)
Investment Income
Interest income	$21,518,000
Total Income	21,518,000

Expenses
Investment management fees	17,180,080
Incentive fees	22,160,563
Tax expense	5,485,221
Interest expense	2,264,856
Distribution and service fees (Class R)	2,847,539
Distribution and service fees (Class D)	82,413
Professional fees	938,837
Line of credit fees	937,633
Accounting and administration fees	906,199
Commitment fees	321,528
Transfer agent fees	274,461
Custodian fees	90,124
CCO fees	59,338
Trustees’ fees and expenses	55,000
Offering costs	502
Other operating expenses	668,675
Total Expenses	54,272,969
Net Investment Loss	(32,754,969)

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	28,668,961
Net change in unrealized appreciation on investments	145,039,170
Net change in deferred tax	(472,133)
Net Realized and Change in Unrealized Gain	173,235,998

Net Increase in Net Assets Resulting from Operations	$140,481,029

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Change in Net Assets Resulting from Operations
Net investment loss	$(32,754,969)	$(20,694,117)
Net realized gain on investments	28,668,961	43,768,465
Net change in unrealized appreciation (depreciation) on investments, net of deferred tax	144,567,037	113,879,608
Net increase in reimbursement by affiliate (Note 6)	—	37,053
Net Change in Net Assets Resulting from Operations	140,481,029	136,991,009

Distributions to investors
Class I	—	(6,972,204)
Class R	—	(2,645,192)
Class D	—	(382,638)
Net Change in Net Assets from Distributions to Investors	—	(10,000,034)

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from issuance of shares	394,315,366	534,236,794
Transfers in	10,728,821	1,334,881
Reinvested distributions	—	4,048,514
Shares tendered[1]	(62,423,793)	(17,763,321)
Transfers out	(60,018)	—
Total Class I Transactions	342,560,376	521,856,868

Class R
Proceeds from issuance of shares	379,771,150	531,762,247
Reinvested distributions	—	2,407,655
Shares tendered	(2,468,241)	—
Transfers out	(10,781,047)	—
Total Class R Transactions	366,521,862	534,169,902

Class D
Proceeds from issuance of shares	10,292,886	26,120,900
Transfers in	112,244	—
Reinvested distributions	—	215,552
Shares tendered	(811,716)	(823,398)
Transfers out	—	(1,334,881)
Total Class D Transactions	9,593,414	24,178,173

Net Change in Net Assets Resulting from Capital Share Transactions	718,675,652	1,080,204,943

Total Net Increase in Net Assets	859,156,681	1,207,195,918

Net Assets
Beginning of period	1,775,729,344	568,533,426
End of period	$2,634,886,025	$1,775,729,344
See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Statements of Changes in Net Assets (Continued)
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Shareholder Activity
Class I Shares
Shares sold	24,636,172	35,759,889
Shares transferred in	661,958	87,267
Reinvested distributions	—	269,682
Shares tendered[1]	(3,737,488)	(1,154,707)
Shares transferred out	(3,795)	—
Net Change in Class I Shares Outstanding	21,556,847	34,962,131

Class R Shares
Shares sold	24,387,004	36,258,144
Reinvested distributions	—	163,973
Shares tendered	(151,633)	—
Shares transferred out	(683,097)	—
Net Change in Class R Shares Outstanding	23,552,274	36,422,117

Class D Shares
Shares sold	647,330	1,764,877
Shares transferred in	7,075	—
Reinvested distributions	—	14,462
Shares tendered	(50,022)	(54,393)
Shares transferred out	—	(87,910)
Net Change in Class D Shares Outstanding	604,383	1,637,036

1      Net of early withdrawal fees of $10,985 and $9,183, respectively

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$140,481,029
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(1,121,582,417)
Sales of investments	283,959
Sales of short-term investments, net	169,179,856
Proceeds from investment distributions	128,308,732
Net realized gain on investments	(28,668,961)
Net change in unrealized appreciation/depreciation on investments	(145,039,170)
Net change on deferred tax	472,133
Taxes paid	(25,309)
(Increase)/Decrease in Assets:
Distributions receivable from investments	829,224
Interest receivable	(314,466)
Dividends receivable	(1,437)
Prepaid expenses and other assets	(1,192,372)
Increase/(Decrease) in Liabilities:
Payable for investments purchased	71,291,506
Incentive fees payable	22,160,564
Investment management fee payable	11,032,958
Line of credit interest payable	(1,357,875)
Investor distribution and servicing fees payable	726,575
Accounting and administration fees payable	230,136
Transfer agent fees payable	26,607
Custody fees payable	(13,727)
Chief compliance officer fees payable	(6,523)
Other accrued expenses	424,196
Net Cash Used in Operating Activities	(752,754,782)

Cash Flows from Financing Activities
Proceeds from capital contributions, net of change in capital contributions received in advance	829,404,683
Payments for shares tendered, net of decrease in payable for tenders	(8,744,166)
Proceeds from line of credit	(55,000,000)
Net Cash Provided by Financing Activities	765,660,517

Net change in Cash	12,905,735
Cash – Beginning of period	—
Cash – End of period	$12,905,735

Supplemental disclosure of non-cash activities
Cash paid during the year for interest expense and commitment fees	$3,746,342

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.81	$14.14	$12.35	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.21)	(0.25)	(0.44)	(0.50)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.16	2.04	2.42	2.65	0.47
Net increase in reimbursement by affiliate (Note 6)	—	—[2,3]	—	—[2,4]	—
Total from investment operations	0.95	1.79	1.98	2.15	0.38

Distributions to investors From net realized gains	—	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	—	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$16.76	$15.81	$14.14	$12.35	$10.38

Net Assets, end of year (in thousands)	$1,579,889	$1,149,828	$534,134	$329,989	$160,711

Ratios to average net assets:
Net investment income (loss)[5,6]	(0.67)%	0.31%	(0.76)%	(1.21)%	(0.41)%

Gross expenses[7]	3.51%	4.26%	4.62%	5.44%	3.37%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	3.51%	4.26%	4.64%	5.59%	2.45%

Total Return[8]	6.01%[9]	12.68%[9]	16.10%[9]	20.77%[9]	3.78%[9,10]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$—	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$—	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund's total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund's total return.
[5]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class I Shares (Continued)
[6]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.97% for the six months ended September 30, 2024, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (1.64)% for the six months ended September 30, 2024, (1.64)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.97% for the six months ended September 30, 2024, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class R Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.43	$13.90	$12.23	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.26)	(0.35)	(0.53)	(0.58)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.12	2.00	2.39	2.61	0.47
Net increase in reimbursement by affiliate (Note 6)	—	—[2,3]	—	—[2,4]	—
Total from investment operations	0.86	1.65	1.86	2.03	0.38

Distributions to investors From net realized gains	—	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	—	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$16.29	$15.43	$13.90	$12.23	$10.38

Net Assets, end of year (in thousands)	$982,689	$567,072	$4,665	$929	$104

Ratios to average net assets:
Net investment loss[5,6]	(1.37)%	(0.39)%	(1.47)%	(1.91)%	(0.41)%

Gross expenses[7]	4.21%	4.96%	5.33%	6.14%	3.37%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	4.21%	4.96%	5.35%	6.29%	2.45%

Total Return[8]	5.57%[9]	11.89%[9]	15.28%[9]	19.61%[9]	3.78%[9,10]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$—	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$—	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund's total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund's total return.
[5]	Net investment loss has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class R Shares (Continued)
[6]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.97% for the six months ended September 30, 204, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (2.34)% for the six months ended September 30, 2024, (2.34)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.97% for the six months ended September 30, 2024, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class D Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.68	$14.07	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.23)	(0.28)	(0.47)	(0.35)
Net realized and unrealized gain/(loss) on investments	1.15	2.01	2.41	1.75
Net increase in reimbursement by affiliate (Note 6)	—	—[2,3]	—	—
Total from investment operations	0.92	1.73	1.94	1.40

Distributions to investors From net realized gains	—	(0.12)	(0.19)	(0.18)
Total distributions to investors	—	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$16.60	$15.68	$14.07	$12.32

Net Assets, end of year (in thousands)	$72,308	$58,829	$29,734	$12,812

Ratios to average net assets:
Net investment income (loss)[5,6]	(0.92)%	0.06%	(1.01)%	(1.44)%

Gross expenses[6]	3.76%	4.51%	4.87%	4.43%
Expense Recoupment/(Reimbursement)	0.00%	0.00%	0.02%	0.26%
Net expenses[6]	3.76%	4.51%	4.89%	4.69%

Total Return[7]	5.87%[8]	12.32%[8]	15.82%[8]	12.66%[8,9]

Portfolio turnover rate	0.02%[8]	0.00%[8]	0.00%	0.00%[9]

Senior Securities
Total borrowings (000s)	$—	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	$—	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund's total return.
[4]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.97% for the six months ended September 30, 2024, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022, resulting in a net investment loss ratio of (1.89)% for the six months ended September 30, 204, (1.89)% for the year ended March 31, 2024, (3.53)% for the year ended March 31, 2023, and (3.40)% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Financial Highlights Class D Shares (Continued)
[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.97% for the six months ended September 30, 2024, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]	Not annualized.
[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited)

Note 1 – Organization

Hamilton Lane Private Assets Fund (the “Fund”) a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on February 7, 2020 and commenced operations on January 4, 2021. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Hamilton Lane Evergreen Private Fund LP (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers.

The Fund may include investments in general or limited partnerships, funds, corporations, trusts or other investment vehicles. The Fund’s investments will include secondary purchases of interests in existing private markets funds that are acquired in privately negotiated transactions, typically after the end of the private markets fund’s fundraising period (“Secondary Investments”) and investments may include Primary Investments which are interests or investments in newly established private markets funds (collectively, “Investment Funds”). The Fund’s investments will also include direct investments in the equity or debt of a company (collectively, “Direct Investments”). The Fund’s primary investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally.

(a) Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control any Subsidiaries. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. Each investment adviser to any such foreign Subsidiary will comply with Section 15 of the Investment Company Act with respect to advisory contract approval, including that (i) material amendments to any such Subsidiary’s advisory contract must be approved by the Fund’s shareholders or the Fund’s Board in the manner and to the extent that the Fund’s advisory agreement must be approved by the Fund’s shareholders or the Fund’s Board of Trustees (“Board”); and (ii) the Fund’s shareholders will have the ability to vote to terminate the Subsidiary’s advisory agreements to the extent that they can vote to terminate the Fund’s advisory agreement.

As of September 30, 2024, there are six active Subsidiaries of the Fund:

Subsidiary	Formation Date	Domicile	% of the Fund’s Total Assets
PAF JZ Blocker	September 17, 2020	Cayman Islands	0.1%
PAF Diamondback Blocker	September 8, 2022	Cayman Islands	4.8%
HL PAF Holdings, LLC	March 10, 2021	United States	14.7%
HL PAF Splitter, LLC	May 5, 2023	United States	65.4%
HL PAF DE Blocker, LLC	May 5, 2023	United States	2.3%
HL PAF Da Vinci SPV LLC	August 5, 2024	United States	0.2%

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Cash

Cash, represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

(d) Options purchased

When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them. See Note 13.

(e) Concentration of Market, Credit, and Industry Risks

The Fund’s portfolio investments are generally illiquid, non-publicly traded securities and are realized as distributions from portfolio investments made and when portfolio investments are disposed of. These portfolio investments are subject to various risk factors including market, credit, and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these portfolio investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain portfolio investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s portfolio investments.

(f) Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund. Adoption of the rule did not have a material impact to the Fund’s valuation policies and procedures.

Certain Investment Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

The Fund’s direct investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Additionally, if a direct investment’s reporting is not permitted to be used as a NAV as a practical expedient or is unavailable, the Adviser is required to value these direct investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for Direct Investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

(g) Investment Transactions and Related Income

The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date received. Distributions occur at irregular intervals, and the exact timing of distributions from the portfolio investments has not been communicated to the Fund. It is estimated that distributions will occur over the life of the portfolio investments.

Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Return of capital or security distributions received from portfolio investments are accounted for as a reduction to cost.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(h) Foreign Currency

The values of portfolio investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the portfolio investments and distributions received from the portfolio investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these portfolio investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(i) Currency Risk

Investment Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar will result in a decrease in the Fund’s net asset value. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

(j) Incentive Fees

For each valuation period, the Adviser will calculate the Incentive Fee for each Applicable Investment (see Note 6). A liability is recorded to represent what would be due to the Adviser per the Incentive Fee calculation if the Applicable Investment was realized on that date based on the estimated fair value and the inception to date proceeds received. As of September 30, 2024 the liability for the Incentive Payable was $65,635,043. For the six months ended September 30, 2024, the total amount of $22,160,563 of Incentive Fees were paid to the Adviser as a result of fully realized Applicable Investments.

(k) Income Taxes

The Fund elects to be treated as, and qualified as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and as such does not pay federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2024.

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Adviser has analyzed the Fund’s tax positions and has concluded that as of and during the open tax years ended September 30, 2022-2024, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Consolidated Statement of Operations.

(l) Deferred Tax Liability

In preparing its consolidated financial statements, both Onshore and Offshore subsidiaries are required to recognize its estimate of income taxes for purposes of determining deferred tax assets or liabilities. Onshore subsidiaries are subject to US federal and state income tax while Offshore subsidiaries are subject to US federal withholding tax, state tax, and branch profit’s tax on effectively connected income (“ECI”) with a US trade or business.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore or Offshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)

Note 3 – Investment Transactions

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $1,015,089,635 and $283,959, respectively.

Note 4 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II*	Level III	Total
Investments
Direct Credit	$—	$—	$123,606,131	$123,606,131
Direct Equity	—	—	251,911,001	251,911,001
Secondary Direct Equity	—	—	19,337,146	19,337,146
Short Term Investments	447,730,229	—	—	447,730,229
Total Investments	$447,730,229	$—	$394,854,278	$842,584,507

*   The Fund did not hold any Level II securities at September 30, 2024.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $2,172,889,095 are excluded from the fair value hierarchy as of September 30, 2024.

All of the Fund’s Investment Funds are generally considered to be illiquid investments. The Fund will achieve liquidity only as and when the Investment Funds sell their portfolio company investments and distribute the proceeds received from the disposition of those investments to the Fund. The estimated remaining life of the Fund’s investments as of September 30, 2024, is unknown at this time. It is also possible for the Fund to dispose of its interests in Investment Funds in the secondary market.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

	Direct Credit	Direct Equity	Secondary Direct Equity
Balance as of March 31, 2024	$135,783,254	$448,878,766	$18,313,690
Transfers into Level III	—	—	—
Transfers out of Level III	(18,595,524)	(750,959,623)	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	(363,204)	68,064,975	1,023,456
Purchases	34,912,890	499,398,567	—
Distributions received	(28,131,285)	(13,471,684)	—
Balance as of September 30, 2024	$123,606,131	$251,911,001	$19,337,146

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for Level III assets held at the end of the reporting period	$(363,204)	$68,064,975	$1,023,456

Underlying investments held by the Fund, categorized as Level III as of March 31, 2024, were transferred out of Level III and valued using the practical expedient as of September 30, 2024 as the Valuation Designee determined with the availability of reporting from underlying investments that the net asset value has been calculated in a manner consistent with ASC 946. The Fund’s current valuation policy is to utilize practical expedient, where possible. Investments currently valued utilizing practical expedient are not prescribed a level within the fair value hierarchy.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of September 30, 2024:

Asset Class	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Direct Credit	$123,606,131	Income Approach	Market Yield	10.0% – 17.3%	11.7%	Decrease
			EBITDA Multiple	7.0x – 10.9x	7.3x	Increase
		Recent Transaction	N/A	N/A	N/A	N/A
		Estimated realizable value	N/A	N/A	N/A	N/A
Direct Equity	251,911,001	Market Approach	EBITDA Multiple	9.3x – 21.0x	13.7x	Increase
			Revenue Multiple	4.8x – 12.8x	8.5x	Increase
		Recent Transaction	N/A	N/A	N/A	N/A
		Estimated realizable value	N/A	N/A	N/A	N/A
Secondary Direct Equity	19,337,146	Market Approach	EBITDA Multiple	14.8x	N/A(4)	Increase

(1)   The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)   Weighted average by the relative fair value of the investments in that asset class.

(3)   This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input.

(4)   Inputs shown do not represent a range, but rather distinct inputs. Since there is no range, a weighted average calculation does not apply.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

The Fund’s investments in Direct and Secondary Investments that are fair valued using net asset value as a practical expedient, along with their corresponding unfunded commitments and other attributes, as of September 30, 2024, are briefly summarized in the table below*.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Buyout	Investments in which a mature company is acquired from current shareholders	$1,784,784,834	$380,383,704	1 to 10 years	None	N/A	N/A
Credit	Investments in the debt of a company	48,777,791	9,609,877	1 to 10 years	None	N/A	N/A
Growth	Investments in high growth potential companies	301,561,196	46,502,487	1 to 10 years	None	N/A	N/A
Venture	Investments in investments in early stage	37,765,274	756,291	1 to 10 years	None	N/A	N/A

*   The information summarized in the table above represents the general terms for the specified financing stage. Individual investment funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most portfolio funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

The following outlines the primary investment strategies of the Secondary Investments held by the Fund as of September 30, 2024.

•        Buyout. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent the largest portion of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment. Overall, debt financing typically makes up 50-70% of the price paid for a company.

• Credit. Investments into credit and credit-oriented securities, including loans, bonds and other forms of debt. These investment activities typically focus on lending to established corporate borrowers, which may be utilizing leverage as part of a buyout financing. Generally, the Fund’s credit investment activities involve the issuance of new debt to an established, cash-flow positive company (borrower). Credit investments may also include asset-based-lending transactions or structured debt opportunities. The Fund will typically invest in, but is not limited to, senior and junior debt securities including first lien, unitranche, second lien, mezzanine and other forms of debt. These debt positions may be secured or unsecured and typically have a contractual current yield and maturity date.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

• Growth. Equity investments in early stage or other high growth potential companies

•        Venture. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in healthcare, internet-enabled or other technology-related industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors.

Note 5 – Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,777,468,213
Gross unrealized appreciation	293,562,717
Gross unrealized depreciation	(25,468,478)
Net unrealized appreciation on investments	$268,094,239

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The Fund invests in one domestic and two foreign blockers. The domestic blocker is a limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The foreign blockers are treated as Controlled Foreign Corporations and are subject to U.S. federal income tax on income effectively connected to a U.S. trade or business. The estimated provision for income taxes attributable to the blockers for the fiscal year ended September 30, 2024 consists of the following:

	PAF DE Blocker	PAF Diamondback	PAF JZHL
Deferred:
Federal	$2,054,115	$3,366,018	$42,401
State	664,851	—	—
Total	$2,718,966	$3,366,018	$42,401

Estimated provision for income taxes	$2,718,966	$3,366,018	$42,401

As of September 30, 2024, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on private assets on a book and tax basis. Total income taxes for PAF DE Blocker have been computed by applying the U.S. federal statutory income tax rate of 21% plus a blended net state income tax rate of 6.5%. Income taxes for PAF Diamondback and PAF JZHL have been computed by applying the U.S. federal statutory rate of 21% and an estimated branch profits tax of 24%. The Fund applied these rates to net investment income (loss) and realized and unrealized gains (losses) on investments before income taxes in computing its total income tax expense (benefit).

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)

Note 6 – Investment Management Fees and Allocations

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the Advisory and other services provided by the Adviser to the Fund. The Fund pays the Adviser a quarterly Investment Management Fee equal to 1.50% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Because the Investment Management Fee is based on the Fund’s Managed Assets, any leverage utilized by the Fund for investment purposes will result in an increase in such fee (as a percentage of net assets attributable to Shares). Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in Managed Assets for purposes of calculating the Investment Management Fee. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

In addition, the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee, that is accrued monthly and payable upon the Fund’s exit from an investment in each Direct Investment, Secondary Investment, Listed PE Investment and Opportunistic Investment (each, an “Applicable Investment”).

The Incentive Fee shall be calculated in respect of each Applicable Investment (i.e., on a deal-by-deal basis), whether or not such investments are made through any intermediate vehicle. No Incentive Fee will be payable in respect of any Investments of the Fund in interests of a new private asset fund that are acquired from the fund during the fund’s fund-raising phase, currency hedging transactions or cash equivalents. The Fund’s Incentive Fees incurred for the six months ended September 30, 2024 are reported on the Consolidated Statement of Operations.

The Incentive Fee in respect of each Applicable Investment shall be calculated as follows:

(i)    First, 100% of all proceeds (including both cash and non-cash proceeds) from such Applicable Investment received by the Fund (“Relevant Proceeds”) shall be retained by the Fund until it has received Relevant Proceeds equal to:

(a)   the acquisition cost of such Applicable Investment; plus

(b)   an amount equal to the Preferred Return Rate, compounded annually, on the amounts originally invested by the Fund in such Applicable Investment, calculated from the time (or times) the Fund contributed capital in respect of such Applicable Investment until the Fund received Relevant Proceeds in respect of such Applicable Investment equal to this paragraph (i), taking into account the timing of the relevant cash flows;

(ii)   Second, the Adviser will be entitled to amounts equal to 100% of further Relevant Proceeds received by the Fund with respect to such Applicable Investment until such time as the Adviser has received 12.50% multiplied by the sum of (x) the preferred return described in paragraph (i)(b) above and (y) the amounts distributed to the Adviser under this paragraph; and

(iii)  Third, an additional amount equal to 12.50% multiplied by further Relevant Proceeds with respect to such Applicable Investment will be distributed to the Adviser and the remainder of further Relevant Proceeds with respect to such Applicable Investment shall be retained by the Fund.

For purposes of the foregoing, (A) the “Preferred Return Rate” equals (x) 8% per annum in respect of any Direct Equity Investment, Secondary Investment, Opportunistic Investment or Listed PE Investment and (y) 6% per annum in respect of any Direct Credit Investment, (B) all amounts “retained” by the Fund shall be available for immediate use by the Fund for payment of expenses, reinvestment or any other valid Fund purpose, and need not be held by the Fund as cash or in any other form for any length of time, but rather the Fund is free to use such amounts in any manner, (C) a single Secondary Investment may be composed of a portfolio of underlying assets acquired in a single transaction or a series of related transactions as determined by the Adviser in its reasonable discretion, and assets acquired as part of a single secondary transaction may be treated as one or more separate Secondary Investments, and (D) the contributions to and distributions from an applicable investment will be based on the actual currency in which such amounts are made and will not reflect any hedging.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 6 – Investment Management Fees and Allocations (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) do not exceed 1.45%, 0.75% and 1.00% of the average daily net assets of Class R Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement also provides that, after the commencement of operations until the first anniversary of the commencement of operations, the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement had an initial term ending one-year from the Commencement of Operations (January 4, 2021), and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser. At September 30, 2024, there are no amounts recoupable by the Adviser.

During the six months ended September 30, 2024, the Adviser reimbursed the Fund $37,053. This amount is reported on the Fund’s Consolidated Statements of Changes in Net Assets under the caption “Reimbursement by affiliate.” This reimbursement had no impact on the Fund’s performance.

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

Certain interested trustees and officers of the Fund are affiliated with the Adviser and receive no compensation from the Fund for serving as officers and/or trustees.

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates — including each of their respective directors, officers, partners and employees — may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Investment Fund managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Investment Fund managers or revisions to the net asset value of an Investment Fund or Direct Investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)

Note 8 – Shareholder Servicing Plan

The Fund has adopted a Distribution and Service Plan with respect to Class R and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class R and Class D Shares. Under the Distribution and Service Plan, the Fund will be permitted to pay as compensation up to a maximum of 0.70% per year on Class R Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class (the “Distribution and Servicing Fee”) to the Fund’s distributor, UMB Distribution Services, LLC, and/or other qualified recipients. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. Class I Shares are not subject to the Distribution and Servicing Fee. For the six months ended September 30, 2024, distribution and service fees incurred are disclosed on the Consolidated Statement of Operations.

Note 9 – Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – Other agreements

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2024, are reported on the Consolidated Statement of Operations.

Note 11 – Commitments

As of September 30, 2024, the Fund has $464,623,444 in unfunded commitments to private equity investments.

Note 12 – Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares, Class R Shares and Class D Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class I Shares by an investor in the Fund is $1,000,000, the minimum initial investment in Class R Shares by an investor is $50,000 and the minimum initial investment in Class D Shares by an investor in the Fund is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 12 – Capital Share Transactions (continued)

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those shares held the longest first.

Note 13 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not invest in any derivatives during the six months ended September 30, 2024.

Note 14 – LIBOR and SOFR Risk

LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced plans to phase out the use of LIBOR at the end of 2021. Most LIBOR settings are no longer published as of December 31, 2021. Overnight and 12-month U.S. dollar LIBOR settings permanently ceased after publication on June 30, 2021. 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024 and ceased publication after this date. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s or an Investment Fund’s performance or net asset value.

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result

Hamilton Lane Private Assets Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)

Note 14 – LIBOR and SOFR Risk (continued)

in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Note 15 – Line of Credit

As of June 30, 2023 the Fund secured a committed, secured line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Facility and the Facility has the following terms: (a) Upfront Fees of $600,000 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $75,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 3.95% per annum, and (e) termination date of June 30, 2027. The Facility was amended on September 3, 2024 with the following revised terms: a) Upfront Fees of $2,087,500 in effect on the Effective Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $250,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 3.95% per annum, and (e) termination date of June 30, 2027. For the six months ended September 30, 2024, the Fund’s unused line of credit fees incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 157 days the Fund had outstanding borrowings were 9.42%, $55,000,000, $55,000,000, and $2,258,941, respectively.

Note 16 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 17 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s consolidated financial statements.

The Board authorized the Fund to offer to repurchase Shares from Shareholders in an amount up to approximately 5.00% of the net assets of the Fund (or approximately $134,720,171 as of September 30, 2024, with a December 31, 2024 valuation date). Shareholders that desire to tender Shares for repurchase are required to do so by December 5, 2024.

At a meeting held on September 18, 2024 the Fund’s Board of Trustee’s approved continuing to use UMB Distribution Services, LLC, as the Fund’s distributor following a change in control transaction expected to close in December 2024. Following the closing of this transaction, UMB Distribution Services, LLC will change its name to Distribution Services, LLC.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

Hamilton Lane Private Assets Fund
Fund Information September 30, 2024 (Unaudited)

Tax Information

Pursuant to IRC 852 (b)(3) of the Code, the Fund hereby designates $6,689,844 as long-term capital gains distributed during the year ended September 30, 2023.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

Investment Adviser
Hamilton Lane Advisors, L.L.C.
110 Washington St, Ste. 1300
Conshohocken, PA 19428
www.hamiltonlane.com

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland OH, 44115

ITEM 1.(b) Not Applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not Applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of the applicable Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)    Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)     Not applicable for semi-annual report.

(a)(2)     Not applicable.

(a)(3)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)     Not applicable

(a)(5)     Not applicable

(b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Hamilton Lane Private Assets Fund
By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)
Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)
Date	December 6, 2024
By (Signature and Title)*	/s/ Brian Channon
Brian Channon, Treasurer
(Principal Financial Officer)
Date	December 6, 2024

____________

*        Print the name and title of each signing officer under his or her signature.